Submission	Nov. 27, 2024
Submission [Line Items]
Central Index Key	0000874761
Registrant Name	The AES Corporation
Registration File Number	333-263244
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES